Distribution Date:	11/18/21	Benchmark 2020-B18 Mortgage Trust
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2020-B18

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com

Certificate Interest Reconciliation Detail	5		60 Wall Street, | New York, NY 10005
		Master Servicer	Midland Loan Services
Additional Information	6
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7
			10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners,LLC
Current Mortgage Loan and Property Stratification	9-13		Job Warshaw		jwarshaw@lnrpartners.com
Mortgage Loan Detail (Part 1)	14-15		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 2)	16-17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Principal Prepayment Detail	18
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Historical Detail	19				trustadministrationgroup@wellsfargo.com

Delinquency Loan Detail	20		9062 Old Annapolis Road, | Columbia, MD 21045
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Collateral Stratification and Historical Detail	21	Representations Reviewer
Specially Serviced Loan Detail - Part 1	22		David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 2	23		600 Third Avenue,40th Floor | New York, NY 10016

Modified Loan Detail	24	Trust Directing Holder	Eightfold Real Estate Capital, L.P.

Historical Liquidated Loan Detail	25		-
			, | ,
Historical Bond / Collateral Loss Reconciliation Detail	26
		Loan-Specific Directing	FIAM LLC
Interest Shortfall Detail - Collateral Level	27	Holder
Supplemental Notes	28		-
			, | ,

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	08163AAA1	0.875000%	7,467,000.00	6,404,494.38	128,205.27	4,669.94	0.00	0.00	132,875.21	6,276,289.11	30.04%	30.00%
A-2	08163AAK9	2.072000%	164,258,000.00	164,258,000.00	0.00	283,618.81	0.00	0.00	283,618.81	164,258,000.00	30.04%	30.00%
A-3	08163AAB9	1.926000%	67,056,000.00	67,056,000.00	0.00	107,624.88	0.00	0.00	107,624.88	67,056,000.00	30.04%	30.00%
A-SB	08163AAC7	1.862000%	8,738,000.00	8,738,000.00	0.00	13,558.46	0.00	0.00	13,558.46	8,738,000.00	30.04%	30.00%
A-4	08163AAD5	1.672000%	119,000,000.00	119,000,000.00	0.00	165,806.67	0.00	0.00	165,806.67	119,000,000.00	30.04%	30.00%
A-5	08163AAE3	1.925000%	260,095,000.00	260,095,000.00	0.00	417,235.73	0.00	0.00	417,235.73	260,095,000.00	30.04%	30.00%
A-M	08163AAG8	2.335000%	106,300,000.00	106,300,000.00	0.00	206,842.08	0.00	0.00	206,842.08	106,300,000.00	18.15%	18.13%
B	08163AAH6	2.648000%	33,569,000.00	33,569,000.00	0.00	74,075.59	0.00	0.00	74,075.59	33,569,000.00	14.39%	14.38%
C	08163AAJ2	3.771881%	34,687,000.00	34,687,000.00	0.00	109,029.36	0.00	0.00	109,029.36	34,687,000.00	10.51%	10.50%
D	08163AAT0	2.250000%	23,499,000.00	23,499,000.00	0.00	44,060.63	0.00	0.00	44,060.63	23,499,000.00	7.89%	7.88%
E	08163AAV5	2.250000%	16,784,000.00	16,784,000.00	0.00	31,470.00	0.00	0.00	31,470.00	16,784,000.00	6.01%	6.00%
F	08163AAX1	2.500000%	15,665,000.00	15,665,000.00	0.00	32,635.42	0.00	0.00	32,635.42	15,665,000.00	4.26%	4.25%
G-RR	08163ABA0	3.884381%	8,952,000.00	8,952,000.00	0.00	28,977.48	0.00	0.00	28,977.48	8,952,000.00	3.25%	3.25%
H-RR*	08163ABC6	3.884381%	29,093,108.00	29,093,108.00	0.00	94,173.93	0.00	0.00	94,173.93	29,093,108.00	0.00%	0.00%
AGN-D 08163ABM4		3.744000%	27,900,000.00	27,900,000.00	0.00	87,048.00	0.00	0.00	87,048.00	27,900,000.00	82.93%	82.93%
AGN-E	08163ABP7	3.759000%	42,875,000.00	42,875,000.00	0.00	134,305.94	0.00	0.00	134,305.94	42,875,000.00	56.69%	56.69%
AGN-F	08163ABR3	4.139000%	51,000,000.00	51,000,000.00	0.00	175,907.50	0.00	0.00	175,907.50	51,000,000.00	25.47%	25.47%
AGN-G* 08163ABT9		4.534773%	41,625,000.00	41,625,000.00	0.00	157,299.94	0.00	0.00	157,299.94	41,625,000.00	0.00%	0.00%
RR	N/A	3.884381%	9,576,204.00	9,564,837.61	1,371.50	30,961.23	0.00	0.00	32,332.73	9,563,466.11	0.00%	0.00%
Interest
RR	08163ABX0	3.884381%	29,723,796.00	29,688,515.61	4,257.04	96,101.25	0.00	0.00	100,358.29	29,684,258.57	0.00%	0.00%
Certificate
S	08163ABE2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08163ABF9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	18.13%
										Certificate Distribution Detail continued to next page

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
AGN-VRR	N/A	4.534773%	8,600,000.00	8,600,000.00	0.00	32,499.21	0.00	0.00	32,499.21	8,600,000.00	0.00%	0.00%
Regular SubTotal			1,106,463,108.00	1,105,353,955.60	133,833.81	2,327,902.05	0.00	0.00	2,461,735.86	1,105,220,121.79

Notional Certificates
X-A	08163AAF0	1.917824%	732,914,000.00	731,851,494.38	0.00	1,169,635.02	0.00	0.00	1,169,635.02	731,723,289.11
X-B	08163AAM5	0.665236%	68,256,000.00	68,256,000.00	0.00	37,838.63	0.00	0.00	37,838.63	68,256,000.00
X-D	08163AAP8	1.634381%	40,283,000.00	40,283,000.00	0.00	54,864.80	0.00	0.00	54,864.80	40,283,000.00
X-F	08163AAR4	1.384381%	15,665,000.00	15,665,000.00	0.00	18,071.94	0.00	0.00	18,071.94	15,665,000.00
AGN-X	08163ABK8	0.620064%	121,775,000.00	121,775,000.00	0.00	62,923.55	0.00	0.00	62,923.55	121,775,000.00
Notional SubTotal			978,893,000.00	977,830,494.38	0.00	1,343,333.94	0.00	0.00	1,343,333.94	977,702,289.11

Deal Distribution Total					133,833.81	3,671,235.99	0.00	0.00	3,805,069.80

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163AAA1	857.70649257	17.16958216	0.62541047	0.00000000	0.00000000	0.00000000	0.00000000	17.79499263	840.53691041
A-2	08163AAK9	1,000.00000000	0.00000000	1.72666665	0.00000000	0.00000000	0.00000000	0.00000000	1.72666665	1,000.00000000
A-3	08163AAB9	1,000.00000000	0.00000000	1.60500000	0.00000000	0.00000000	0.00000000	0.00000000	1.60500000	1,000.00000000
A-SB	08163AAC7	1,000.00000000	0.00000000	1.55166629	0.00000000	0.00000000	0.00000000	0.00000000	1.55166629	1,000.00000000
A-4	08163AAD5	1,000.00000000	0.00000000	1.39333336	0.00000000	0.00000000	0.00000000	0.00000000	1.39333336	1,000.00000000
A-5	08163AAE3	1,000.00000000	0.00000000	1.60416667	0.00000000	0.00000000	0.00000000	0.00000000	1.60416667	1,000.00000000
A-M	08163AAG8	1,000.00000000	0.00000000	1.94583330	0.00000000	0.00000000	0.00000000	0.00000000	1.94583330	1,000.00000000
B	08163AAH6	1,000.00000000	0.00000000	2.20666657	0.00000000	0.00000000	0.00000000	0.00000000	2.20666657	1,000.00000000
C	08163AAJ2	1,000.00000000	0.00000000	3.14323406	0.00000000	0.00000000	0.00000000	0.00000000	3.14323406	1,000.00000000
D	08163AAT0	1,000.00000000	0.00000000	1.87500021	0.00000000	0.00000000	0.00000000	0.00000000	1.87500021	1,000.00000000
E	08163AAV5	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
F	08163AAX1	1,000.00000000	0.00000000	2.08333355	0.00000000	0.00000000	0.00000000	0.00000000	2.08333355	1,000.00000000
G-RR	08163ABA0	1,000.00000000	0.00000000	3.23698391	0.00000000	0.00000000	0.00000000	0.00000000	3.23698391	1,000.00000000
H-RR	08163ABC6	1,000.00000000	0.00000000	3.23698417	0.00000000	0.00498675	0.00000000	0.00000000	3.23698417	1,000.00000000
AGN-D	08163ABM4	1,000.00000000	0.00000000	3.12000000	0.00000000	0.00000000	0.00000000	0.00000000	3.12000000	1,000.00000000
AGN-E	08163ABP7	1,000.00000000	0.00000000	3.13250006	0.00000000	0.00000000	0.00000000	0.00000000	3.13250006	1,000.00000000
AGN-F	08163ABR3	1,000.00000000	0.00000000	3.44916667	0.00000000	0.00000000	0.00000000	0.00000000	3.44916667	1,000.00000000
AGN-G	08163ABT9	1,000.00000000	0.00000000	3.77897754	0.00000000	0.00000000	0.00000000	0.00000000	3.77897754	1,000.00000000
RR Interest	N/A	998.81305891	0.14321959	3.23314228	0.00000000	0.00016186	0.00000000	0.00000000	3.37636187	998.66983932
RR Certificate	08163ABX0	998.81305907	0.14321993	3.23314189	0.00000000	0.00016216	0.00000000	0.00000000	3.37636182	998.66983914
S	08163ABE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08163ABF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
AGN-VRR	N/A	1,000.00000000	0.00000000	3.77897791	0.00000000	0.00000000	0.00000000	0.00000000	3.77897791	1,000.00000000

Notional Certificates
X-A	08163AAF0	998.55029974	0.00000000	1.59586939	0.00000000	0.00000000	0.00000000	0.00000000	1.59586939	998.37537434
X-B	08163AAM5	1,000.00000000	0.00000000	0.55436343	0.00000000	0.00000000	0.00000000	0.00000000	0.55436343	1,000.00000000
X-D	08163AAP8	1,000.00000000	0.00000000	1.36198396	0.00000000	0.00000000	0.00000000	0.00000000	1.36198396	1,000.00000000
X-F	08163AAR4	1,000.00000000	0.00000000	1.15365081	0.00000000	0.00000000	0.00000000	0.00000000	1.15365081	1,000.00000000
AGN-X	08163ABK8	1,000.00000000	0.00000000	0.51671977	0.00000000	0.00000000	0.00000000	0.00000000	0.51671977	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/21 - 10/30/21	30	0.00	4,669.94	0.00	4,669.94	0.00	0.00	0.00	4,669.94	0.00
A-2	10/01/21 - 10/30/21	30	0.00	283,618.81	0.00	283,618.81	0.00	0.00	0.00	283,618.81	0.00
A-3	10/01/21 - 10/30/21	30	0.00	107,624.88	0.00	107,624.88	0.00	0.00	0.00	107,624.88	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	13,558.46	0.00	13,558.46	0.00	0.00	0.00	13,558.46	0.00
A-4	10/01/21 - 10/30/21	30	0.00	165,806.67	0.00	165,806.67	0.00	0.00	0.00	165,806.67	0.00
A-5	10/01/21 - 10/30/21	30	0.00	417,235.73	0.00	417,235.73	0.00	0.00	0.00	417,235.73	0.00
X-A	10/01/21 - 10/30/21	30	0.00	1,169,635.02	0.00	1,169,635.02	0.00	0.00	0.00	1,169,635.02	0.00
A-M	10/01/21 - 10/30/21	30	0.00	206,842.08	0.00	206,842.08	0.00	0.00	0.00	206,842.08	0.00
B	10/01/21 - 10/30/21	30	0.00	74,075.59	0.00	74,075.59	0.00	0.00	0.00	74,075.59	0.00
C	10/01/21 - 10/30/21	30	0.00	109,029.36	0.00	109,029.36	0.00	0.00	0.00	109,029.36	0.00
X-B	10/01/21 - 10/30/21	30	0.00	37,838.63	0.00	37,838.63	0.00	0.00	0.00	37,838.63	0.00
X-D	10/01/21 - 10/30/21	30	0.00	54,864.80	0.00	54,864.80	0.00	0.00	0.00	54,864.80	0.00
X-F	10/01/21 - 10/30/21	30	0.00	18,071.94	0.00	18,071.94	0.00	0.00	0.00	18,071.94	0.00
D	10/01/21 - 10/30/21	30	0.00	44,060.63	0.00	44,060.63	0.00	0.00	0.00	44,060.63	0.00
E	10/01/21 - 10/30/21	30	0.00	31,470.00	0.00	31,470.00	0.00	0.00	0.00	31,470.00	0.00
F	10/01/21 - 10/30/21	30	0.00	32,635.42	0.00	32,635.42	0.00	0.00	0.00	32,635.42	0.00
G-RR	10/01/21 - 10/30/21	30	0.00	28,977.48	0.00	28,977.48	0.00	0.00	0.00	28,977.48	0.00
H-RR	10/01/21 - 10/30/21	30	145.08	94,173.93	0.00	94,173.93	0.00	0.00	0.00	94,173.93	145.08
AGN-D	10/01/21 - 10/30/21	30	0.00	87,048.00	0.00	87,048.00	0.00	0.00	0.00	87,048.00	0.00
AGN-X	10/01/21 - 10/30/21	30	0.00	62,923.55	0.00	62,923.55	0.00	0.00	0.00	62,923.55	0.00
AGN-E	10/01/21 - 10/30/21	30	0.00	134,305.94	0.00	134,305.94	0.00	0.00	0.00	134,305.94	0.00
AGN-F	10/01/21 - 10/30/21	30	0.00	175,907.50	0.00	175,907.50	0.00	0.00	0.00	175,907.50	0.00
AGN-G	10/01/21 - 10/30/21	30	0.00	157,299.94	0.00	157,299.94	0.00	0.00	0.00	157,299.94	0.00
RR Interest	10/01/21 - 10/30/21	30	1.55	30,961.23	0.00	30,961.23	0.00	0.00	0.00	30,961.23	1.55
RR Certificate	10/01/21 - 10/30/21	30	4.82	96,101.25	0.00	96,101.25	0.00	0.00	0.00	96,101.25	4.82
AGN-VRR	10/01/21 - 10/30/21	30	0.00	32,499.21	0.00	32,499.21	0.00	0.00	0.00	32,499.21	0.00
Totals			151.45	3,671,235.99	0.00	3,671,235.99	0.00	0.00	0.00	3,671,235.99	151.45

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
		Gain on Sale Proceeds Reserve Account Summary (Pooled)
Total Available Distribution Amount (1)	3,805,069.80	Beginning Reserve Account Balance	0.00
Pooled Non-VRR Available Funds	3,022,394.64	Deposit Amount	0.00
Pooled VRR Available Funds	132,691.02	Withdrawal Amount	0.00
Agellan Portfolio Non-VRR Available Funds	617,484.92	Ending Reserve Account Balance	0.00
Agellan Portfolio VRR Available Funds	32,499.21	Gain on Sale Proceeds Reserve Account Summary (Non-pooled)
		Beginning Reserve Account Balance	0.00
		Fund Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,685,618.14	Master Servicing Fee	4,231.15
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,100.10
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	475.47
ARD Interest	0.00	Operating Advisor Fee	1,575.29
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,685,618.14	Total Fees	14,382.02

Principal		Expenses/Reimbursements
Scheduled Principal	133,833.82	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	133,833.82	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00
		Gain on Sale Proceeds Reserve Account Deposit (Pooled)	0.00
		Gain on Sale Proceeds Reserve Account Deposit (Non-pooled)	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,671,235.99
Gain on Sale Proceeds (Pooled)	0.00	Principal Distribution	133,833.81
Gain on Sale Proceeds (Non-pooled)	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,805,069.80
Total Funds Collected	3,819,451.96	Total Funds Distributed	3,819,451.82
© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	933,353,955.61	933,353,955.61	Beginning Certificate Balance	1,105,353,955.60
(-) Scheduled Principal Collections	133,833.82	133,833.82	(-) Principal Distributions	133,833.81
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	933,220,121.79	933,220,121.79	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	933,368,071.91	933,368,071.91	Ending Certificate Balance	1,105,220,121.79
Ending Actual Collateral Balance	933,220,121.89	933,220,121.89

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.01
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	7,499,999 or less	11	62,825,392.46	6.73%	103	3.9306	2.722789	1.44 or less	5	120,150,430.04	12.87%	102	3.7061	(1.261393)
7,500,000 to 14,999,999		8	85,609,558.94	9.17%	103	4.0182	2.134920	1.45 to 1.49	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999		13	246,517,097.04	26.42%	93	3.5591	1.826358	1.50 to 1.74	2	22,247,072.51	2.38%	104	4.1942	1.666586
25,000,000 to 49,999,999		8	268,268,073.35	28.75%	87	3.7828	1.853362	1.75 to 2.49	18	340,929,770.89	36.53%	90	3.9089	2.004173
	50,000,000 or greater	4	270,000,000.00	28.93%	75	3.8503	2.925556	2.50 to 3.49	11	249,392,848.35	26.72%	84	3.8478	2.993607
	Totals	44	933,220,121.79	100.00%	88	3.7748	2.240796	3.50 and greater	8	200,500,000.00	21.48%	77	3.4506	3.869177
								Totals	44	933,220,121.79	100.00%	88	3.7748	2.240796
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	2	33,100,000.00	3.55%	52	3.5813	4.173233
							Industrial	106	208,749,183.48	22.37%	73	3.8864	2.706465
California	10	195,168,923.85	20.91%	91	3.6569	2.672589
							Lodging	3	86,250,000.00	9.24%	99	3.4624	(2.089710)
Colorado	1	4,000,000.00	0.43%	104	3.9700	4.650000
							Mixed Use	2	51,720,000.00	5.54%	100	3.2276	2.797981
Florida	2	18,702,233.00	2.00%	74	4.2087	2.995378
							Multi-Family	7	80,871,450.94	8.67%	104	4.1084	1.820853
Georgia	11	28,152,854.00	3.02%	87	4.4580	2.204293
							Office	20	388,373,900.20	41.62%	84	3.8049	2.757355
Illinois	24	37,322,862.02	4.00%	61	3.9636	3.052279
							Other	5	1,342,476.02	0.14%	59	3.5500	3.570000
Indiana	1	3,288,462.00	0.35%	45	4.6282	3.030000
							Retail	3	62,108,108.00	6.66%	99	3.2457	3.135161
Kansas	1	1,037,201.00	0.11%	59	3.5500	3.570000
							Self Storage	8	53,805,000.00	5.77%	105	4.2662	2.677420
Kentucky	9	7,773,390.00	0.83%	58	3.6135	3.538197
							Totals	154	933,220,121.79	100.00%	88	3.7748	2.240796
Maryland	2	2,408,016.00	0.26%	53	3.9958	3.346723

Michigan	2	12,558,933.00	1.35%	92	4.3669	2.369116

Minnesota	7	5,546,447.00	0.59%	59	3.5500	3.570000

Mississippi	2	11,380,000.00	1.22%	105	4.2591	2.290211

Nevada	4	161,250,000.00	17.28%	101	3.5232	(0.303798)

New Jersey	4	12,321,082.47	1.32%	83	3.8077	2.612753

New York	8	194,058,108.00	20.79%	100	3.3808	2.642154

Ohio	10	29,373,382.95	3.15%	95	4.0731	2.055351

Pennsylvania	4	5,811,266.00	0.62%	59	3.5500	3.570000

South Carolina	1	15,000,000.00	1.61%	104	3.9900	2.280000

Tennessee	1	4,500,000.00	0.48%	105	4.1500	1.810000

Texas	27	106,771,383.35	11.44%	62	4.7413	2.553631

Virginia	19	17,470,574.00	1.87%	59	3.5500	3.570000

Washington	1	20,000,000.00	2.14%	98	2.8800	4.430000

Wisconsin	1	6,225,000.00	0.67%	104	4.3500	2.080000

Totals	154	933,220,121.79	100.00%	88	3.7748	2.240796

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.9999% or less	29	664,878,538.04	71.25%	91	3.4788	2.229399	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	7	74,951,843.40	8.03%	104	4.1558	1.618902	13 months to 24 months	44	933,220,121.79	100.00%	88	3.7748	2.240796
	4.2500% to 4.7499%	6	125,805,000.00	13.48%	69	4.5225	2.669676	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	2	67,584,740.35	7.24%	71	4.8730	2.244276	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	933,220,121.79	100.00%	88	3.7748	2.240796	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	933,220,121.79	100.00%	88	3.7748	2.240796
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	81 months or less	6	240,250,000.00	25.74%	47	4.0700	3.008594	Interest Only	33	789,228,108.00	84.57%	84	3.6987	2.282541
82 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	81 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 months or more	38	692,970,121.79	74.26%	102	3.6724	1.974604	82 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	933,220,121.79	100.00%	88	3.7748	2.240796	85 months or more	11	143,992,013.79	15.43%	105	4.1918	2.011995
								Totals	44	933,220,121.79	100.00%	88	3.7748	2.240796
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		5	152,600,000.00	16.35%	81	3.5504	3.511835				None
	12 months or less	39	780,620,121.79	83.65%	89	3.8187	1.992327
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	933,220,121.79	100.00%	88	3.7748	2.240796
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30506025	Various Various		Various	Actual/360	4.628%	298,904.58	0.00	0.00	N/A	08/07/25	--	75,000,000.00	75,000,000.00	11/07/21
2A1-C2	30318230	OF	Sunnyvale	CA	Actual/360	3.490%	150,263.89	0.00	0.00	N/A	02/06/30	--	50,000,000.00	50,000,000.00	11/06/21
2A1-C6	30318231				Actual/360	3.490%	60,105.56	0.00	0.00	N/A	02/06/30	--	20,000,000.00	20,000,000.00	11/06/21
2A1-C9	30318232				Actual/360	3.490%	15,026.39	0.00	0.00	N/A	02/06/30	--	5,000,000.00	5,000,000.00	11/06/21
3	30530096	IN	Las Vegas	NV	Actual/360	3.593%	232,047.92	0.00	0.00	07/06/30	06/06/34	--	75,000,000.00	75,000,000.00	11/05/21
4A1-A2	30505865	Various Various		Various	Actual/360	3.550%	213,986.11	0.00	0.00	N/A	10/09/26	--	70,000,000.00	70,000,000.00	11/09/21
5A13-1	30318233	LO	Las Vegas	NV	Actual/360	3.558%	132,766.11	0.00	0.00	03/05/30	03/05/32	--	43,333,333.00	43,333,333.00	11/05/21
5A15-1	30318234				Actual/360	3.558%	66,383.06	0.00	0.00	03/05/30	03/05/32	--	21,666,667.00	21,666,667.00	11/05/21
6A2-C6	30318235	OF	New York	NY	Actual/360	2.990%	90,115.28	0.00	0.00	N/A	12/06/29	--	35,000,000.00	35,000,000.00	11/06/21
6A3-C1-A	30318236				Actual/360	2.990%	71,706.01	0.00	0.00	N/A	12/06/29	--	27,850,000.00	27,850,000.00	11/06/21
7A1-8	30318237	MU	New York	NY	Actual/360	3.160%	54,422.22	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	11/06/21
7A1-9	30318238				Actual/360	3.160%	54,422.22	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	11/06/21
7A1-13	30318239				Actual/360	3.160%	13,605.56	0.00	0.00	N/A	03/06/30	--	5,000,000.00	5,000,000.00	11/06/21
8A1	30318240	OF	Mountain View	CA	Actual/360	3.950%	136,055.56	0.00	0.00	N/A	07/06/30	--	40,000,000.00	40,000,000.00	11/06/21
9A2	30506051	OF	San Francisco	CA	Actual/360	3.750%	68,264.34	31,726.53	0.00	N/A	08/06/30	--	21,139,925.22	21,108,198.69	11/06/21
9A4	30506053				Actual/360	3.750%	51,880.90	24,112.15	0.00	N/A	08/06/30	--	16,066,343.50	16,042,231.35	11/06/21
10-A1	30504561	OF	Houston	TX	Actual/360	4.987%	150,317.71	0.00	0.00	N/A	03/01/25	--	35,000,000.00	35,000,000.00	11/01/21
11-A1-H	30505811	OF	San Francisco	CA	Actual/360	3.522%	55,237.70	0.00	0.00	N/A	03/10/25	--	18,213,750.00	18,213,750.00	11/10/21
12-A2-H	30505814	OF	San Francisco	CA	Actual/360	3.522%	47,121.53	0.00	0.00	N/A	03/10/25	--	15,536,250.00	15,536,250.00	11/10/21
13-A1	30318242	OF	San Antonio	TX	Actual/360	4.750%	133,432.58	37,146.10	0.00	N/A	08/06/30	--	32,621,886.45	32,584,740.35	11/06/21
14	30505126	RT	Flushing	NY	Actual/360	3.450%	83,183.33	0.00	0.00	N/A	03/06/30	--	28,000,000.00	28,000,000.00	11/06/21
15-A2	30505269	OF	Phoenix	AZ	Actual/360	3.350%	76,445.14	0.00	0.00	N/A	02/05/25	--	26,500,000.00	26,500,000.00	11/05/21
16A3-C6	30318243	LO	Las Vegas	NV	Actual/360	3.170%	58,009.40	0.00	0.00	N/A	12/05/29	--	21,250,000.00	21,250,000.00	11/05/21
17-A6	30317592	RT	Tukwila	WA	Actual/360	2.880%	49,600.00	0.00	0.00	N/A	01/01/30	--	20,000,000.00	20,000,000.00	11/01/21
18	30506042	SS	Various	GA	Actual/360	4.385%	74,386.65	0.00	0.00	N/A	08/06/30	--	19,700,000.00	19,700,000.00	11/06/21
19	30506047	MF	Brooklyn	NY	Actual/360	4.150%	64,325.00	0.00	0.00	N/A	07/01/30	--	18,000,000.00	18,000,000.00	11/01/21
20	30506010	MF	Simpsonville	SC	Actual/360	3.990%	51,537.50	0.00	0.00	N/A	07/01/30	--	15,000,000.00	15,000,000.00	11/01/21
21	30318244	MF	Cleveland	OH	Actual/360	4.120%	50,176.15	18,602.87	0.00	N/A	07/06/30	--	14,142,981.30	14,124,378.43	11/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
22A1-1B-2	30506080	RT	Brooklyn	NY	Actual/360	3.359%	40,804.88	0.00	0.00	N/A	01/01/30	--	14,108,108.00	14,108,108.00	11/01/21
23	30506038	OF	Brooklyn	NY	Actual/360	4.230%	44,802.75	0.00	0.00	N/A	07/06/30	--	12,300,000.00	12,300,000.00	11/06/21
24	30318245	MF	Cleveland	OH	Actual/360	4.150%	35,593.49	13,016.84	0.00	N/A	07/06/30	--	9,960,089.35	9,947,072.51	11/06/21
25	30506039	MF	Ann Arbor	MI	Actual/360	4.300%	37,027.78	0.00	0.00	N/A	07/06/30	--	10,000,000.00	10,000,000.00	11/06/21
26	30506036	OF	Weston	FL	Actual/360	3.780%	30,108.75	0.00	0.00	N/A	07/06/30	--	9,250,000.00	9,250,000.00	11/06/21
27	30506066	SS	Hattiesburg	MS	Actual/360	4.300%	30,659.00	0.00	0.00	N/A	08/06/30	--	8,280,000.00	8,280,000.00	11/06/21
28	30506041	OF	Various	Various	Actual/360	4.150%	27,159.44	0.00	0.00	N/A	08/06/30	--	7,600,000.00	7,600,000.00	11/06/21
29	30318246	MF	Amherst	NY	Actual/360	3.790%	23,824.36	0.00	0.00	N/A	07/06/30	--	7,300,000.00	7,300,000.00	11/06/21
30	30318247	MU	Chicago	IL	Actual/360	3.680%	21,294.93	0.00	0.00	N/A	04/06/30	--	6,720,000.00	6,720,000.00	11/06/21
31	30505978	IN	Flanders	NJ	Actual/360	4.040%	22,576.67	9,229.33	0.00	N/A	07/06/30	--	6,489,621.79	6,480,392.46	11/06/21
32	30506037	SS	Flagstaff	AZ	Actual/360	4.510%	25,631.83	0.00	0.00	N/A	07/06/30	--	6,600,000.00	6,600,000.00	11/06/21
33	30506040	MF	Brooklyn	NY	Actual/360	4.240%	23,732.22	0.00	0.00	N/A	07/06/30	--	6,500,000.00	6,500,000.00	11/06/21
34	30506005	SS	Appleton	WI	Actual/360	4.350%	23,317.81	0.00	0.00	N/A	07/06/30	--	6,225,000.00	6,225,000.00	11/06/21
35	30505954	SS	Modesto	CA	Actual/360	3.870%	16,662.50	0.00	0.00	N/A	07/06/30	--	5,000,000.00	5,000,000.00	11/06/21
36	30505953	SS	Ceres	CA	Actual/360	3.870%	13,330.00	0.00	0.00	N/A	07/06/30	--	4,000,000.00	4,000,000.00	11/06/21
37	30318248	SS	Castle Rock	CO	Actual/360	3.970%	13,674.44	0.00	0.00	N/A	07/06/30	--	4,000,000.00	4,000,000.00	11/06/21
Totals							3,033,929.25	133,833.82	0.00				933,353,955.61	933,220,121.79
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	37,734,137.43	36,120,708.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1-C2	35,509,421.00	29,524,931.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1-C6	35,509,421.00	29,524,931.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1-C9	35,509,421.00	29,524,931.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,111,530.11	4,812,739.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1-A2	48,171,790.00	50,969,517.10	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A13-1	(374,210,267.00)	(242,530,144.00)	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A15-1	(374,210,267.00)	(242,530,144.00)	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2-C6	71,967,263.00	95,502,119.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3-C1-A	71,967,263.00	95,502,119.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1-13	48,047,165.95	51,931,567.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1-8	48,047,165.95	51,931,567.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1-9	48,047,165.95	51,931,567.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A1	5,296,119.23	7,143,699.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	3,137,191.30	6,737,804.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A4	3,137,191.30	6,737,804.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10-A1	10,006,571.59	9,666,755.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11-A1-H	26,202,081.44	26,661,711.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12-A2-H	22,000,005.20	22,671,808.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13-A1	5,976,695.86	4,844,368.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,539,038.72	2,538,347.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15-A2	14,198,145.00	14,883,921.11	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16A3-C6	236,033,260.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17-A6	38,013,156.24	29,327,704.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,598,848.95	1,649,480.72	--	06/30/21	--	0.00	0.00	0.00	0.00	7,461.15	0.00
19	1,045,932.52	902,386.74	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,337,269.52	1,429,858.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,011,086.17	271,320.93	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22A1-1B-2	43,834,631.00	43,940,013.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	945,391.72	890,294.27	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	625,521.36	709,592.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,029,643.30	992,917.84	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,059,522.87	1,067,859.39	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	744,133.46	906,934.02	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	610,694.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	930,666.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	704,160.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	678,807.18	774,234.97	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	529,448.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	505,875.05	579,615.37	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	854,777.34	1,001,327.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	402,574.90	554,339.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	634,683.00	755,212.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	161,684,191.66	230,995,866.32				0.00	0.00	0.00	0.00	7,461.15	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.774800%	3.759027%	88
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.774852%	3.759078%	89
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.774909%	3.759135%	90
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	75,000,000.00	0	0.00	0	0.00	3.774961%	3.759186%	91
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.774974%	3.759200%	92
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.774975%	3.759201%	93
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.774976%	3.759202%	94
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.774977%	3.759204%	95
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.774978%	3.759205%	96
02/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.774980%	3.759207%	97
01/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.774981%	3.759208%	98
12/17/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.774982%	3.759209%	99
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		170,250,000	170,250,000		0	0
49 - 60 Months		70,000,000	70,000,000		0	0
> 60 Months		692,970,122	692,970,122		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	933,220,122	933,220,122	0	0	0	0
Oct-21	933,353,956	933,353,956	0	0	0	0
Sep-21	933,498,964	933,498,964	0	0	0	0
Aug-21	933,631,806	933,631,806	0	0	0	0
Jul-21	933,727,501	933,727,501	0	0	0	0
Jun-21	933,796,329	933,796,329	0	0	0	0
May-21	933,860,315	933,860,315	0	0	0	0
Apr-21	933,928,724	933,928,724	0	0	0	0
Mar-21	933,992,280	933,992,280	0	0	0	0
Feb-21	934,069,565	934,069,565	0	0	0	0
Jan-21	934,132,663	934,132,663	0	0	0	0
Dec-20	934,195,554	934,195,554	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30530096	0.00	3.59300%	0.00	3.59300%	8	06/09/21	07/01/20	06/18/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28